Other liabilities - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Value added tax	€ 3,370	€ 1,052
2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	909
2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	713
2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	602
Thereafter
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expected recognition of service contract liability	904
Brazilian Tax Jurisdiction
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other receivables recognised in Income Statement	113
Other receivables expected to be recognised in Income Statement	41
Brazilian Tax Jurisdiction | Net revenues
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other receivables recognised in Income Statement	87
Brazilian Tax Jurisdiction | Net financial results
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other receivables recognised in Income Statement	26
Brazilian Tax Jurisdiction | PSA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Reversal of provision for indirect tax liabilities	166
Value added tax	€ 180